April 28, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Dreyfus U.S. Treasury Intermediate Term Fund (the “Fund”)
Registration Statement File Nos. 33-00824; 811-4428

Ladies and Gentlemen:

This filing is being made pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), for the purpose of informing the SEC that there were no material or non-material changes since the Registrant’s Post-Effective Amendment No. 28, filed with the SEC on April 26, 2004.

If you have any questions or comments on the attached, please do not hesitate to contact the undersigned at (212) 922-6855.

Very truly yours,

/s/Lisa R. Grosswirth
Lisa R. Grosswirth
/LRG

cc:	Stroock & Stroock & Lavan
Ernst & Young
Michael A. Rosenberg